Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2013	2014	2015	2016	2017	Thereafter
Hog procurement contracts	$187,555	$118,035	$105,410	$87,767	$69,047	$4,358
Grain and feed ingredients	120,308	4,317	3,700	-	-	-
Grain purchase contracts for resale	665,192	-	-	-	-	-
Fuel supply contract	85,279	-	-	-	-	-
Equipment purchases and facility improvements	48,814	-	-	-	-	-
Construction of new dry bulk vessels	4,150	70,550	-	-	-	-
Other purchase commitments	17,521	144	45	34	35	131
Total firm purchase commitments	1,128,819	193,046	109,155	87,801	69,082	4,489
Vessel, time and voyage-charters	77,846	36,558	30,282	19,021	18,993	81,869
Contract grower finishing agreements	11,883	11,156	9,689	9,997	9,831	9,241
Other operating lease payments	19,583	16,498	14,594	14,281	14,468	172,509
Total unrecognized firm commitments	$1,238,131	$257,258	$163,720	$131,100	$112,374	$268,108